LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
LOANS PAYABLE [Text Block]
5.	LOANS PAYABLE

On August 4, 2009, an arms length party loaned the Company $26,715 (US$25,000) for a period of 90 days, at 12% per annum. The loan was unsecured. As further consideration for the loan, the Company granted the lender 100,000 stock options, exercisable at US$0.35 each for a period of five years. The fair value of the stock option grant was recorded as finance expense of $15,088. The principle and interest was repaid in 2010.

On September 16, 2010, an arms length party loaned the Company $25,445 (2010:$25,135) (US$25,000) for an initial period of 90 days, at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2011, accrued interest of $3,940 (2010 - $876) was included in the loan payable.

During the year ended December 31, 2011, an arms length party loaned the Company $10,500 for an initial period of 90 days, at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2011, accrued interest of $1,180 (2010 - $Nil) was included in the loan payable.

During the year ended December 31, 2011, arms length parties loaned the Company at total of $41,000 that is non-interest bearing and payable on demand (Note 13).